UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                             -----------------------------------
                                                            OMB APPROVAL
                                             -----------------------------------
                                             OMB Number:              3235-0456
                                             Expires:             July 31, 2006
                                             Estimated average burden
                                             hours per response  . . . . .. . .2
                                             -----------------------------------

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1.   Name and address of issuer:

                                Blue and White Funds Trust

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

--------------------------------------------------------------------------------
3.   Investment Company Act File Number: 811-21143

         Securities Act File Number:     333-92008

--------------------------------------------------------------------------------
4(a).Last day of fiscal year for which this Form is filed:

                                         August 31, 2003

--------------------------------------------------------------------------------
4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


--------------------------------------------------------------------------------
                    Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

--------------------------------------------------------------------------------
5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year
          pursuant to section 24(f):                                $ 1,811,403
                                                                 ---------------

     (ii) Aggregate  price of  securities  redeemed  or  repurchased  during the
          fiscal year:                $ 305,680
                                ----------------

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:
                                      $       0
                                ----------------

     (iv) Total available  redemption  credits [add Items 5(ii) and 5(iii)]:
                                    - $ 305,680
                                 ---------------

     (v)  Net sales - if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:    $ 1,505,723
                                                ---------------

--------------------------------------------------------------------------------
     (vi)Redemption credits available for use in future years

                                         $(                 )
                                            ----------------

          - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

--------------------------------------------------------------------------------
     (vii)Multiplier for determining  registration fee (See Instruction  C.9):
                                   x 0.008090%
                                ---------------

     (vii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                 =$      121.81
                                ---------------

--------------------------------------------------------------------------------
6.   Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

--------------------------------------------------------------------------------
 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                 +$
                                 ---------------

--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                             =$         121.81
                                ---------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 25, 2003
                                     -------------------

         Method of Delivery:

          [X]           Wire Transfer
                        Registrant CIK number to be credited: 0000944690

          [ ]           Mail or other means

--------------------------------------------------------------------------------
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*  /s/ Joy Ausili
                                ------------------------------------------------

                                Joy Ausili - Assistant Treasurer
                                ------------------------------------------------

     Date     November 26, 2003
              ------------------

  * Please print the name and title of the signing officer below the signature.